STATEMENT OF OPERATIONS	12 Months Ended
Sep. 30, 2021 EUR (€) € / shares shares
Profit or loss [abstract]
Formation and operating costs	€ 1,521,995
Loss from operations	(1,521,995)
Other income (expense):
Change in fair value of warrant liability	(114,700)
Interest income on marketable securities held in Trust Account	50,181
Unrealized gain on marketable securities held in Trust Account	6,386
Other expense, net	(58,133)
Net loss	€ (1,580,128)
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption | shares	10,102,740
Basic and diluted net loss per share, Class A common stock subject to redemption | € / shares	€ (0.12)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	3,261,712
Basic and diluted net loss per share, Non-redeemable common stock | € / shares	€ (0.12)